CALIFORNIA REGUALTORY MATTERS - SCHEDULE OF UTILITY PROJECTS (Details) (USD $)	Dec. 31, 2014	Jun. 11, 2014
Pipeline Safety Phase 1 [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	$ 3,100,000,000
Revised Estimated Project Cost	2,100,000,000
Pipeline Safety Phase 1 [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	600,000,000
Pipeline Safety Plan Regulatory Account	2,000,000	100,000
Revised Estimated Project Cost	500,000,000
Pipeline Safety Phase 1 [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	2,500,000,000
Disallowed Costs Impact On Earnings After Tax	5,000,000
Pipeline Safety Plan Regulatory Account	85,000,000	46,000,000
Revised Estimated Project Cost	1,600,000,000
South Orange County Reliability Enhancement [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	500,000,000
Estimated Project Cost, Lower Range	400,000,000
Cleveland National Forest Transmissions Projects [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	450,000,000
Estimated Project Cost, Lower Range	400,000,000
South Bay Substation Member [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	175,000,000
Estimated Project Cost, Lower Range	145,000,000
Southern Gas System Member [Member] | Utility Subsidiaries [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	850,000,000
Estimated Project Cost, Lower Range	800,000,000
Sycamore Penasquitos Transmission Project [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	150,000,000
Estimated Project Cost, Lower Range	$ 120,000,000